Acquisition of Intermeccanica (Details 1)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 2,170
Acquired in year	2,600,638
Impairment	1,342,794
Ending balance	1,260,014
Identifiable intangibles on acquisition [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance
Acquired in year	558,000
Impairment
Ending balance	558,000
Goodwill on acquisition [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance
Acquired in year	2,042,638
Impairment	(1,342,794)
Ending balance	699,844
Domain name [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,170
Acquired in year
Impairment
Ending balance	$ 2,170